OneMain Acquisition - Intangible Assets Acquired (Details) - OneMain $ in Millions	Oct. 31, 2015 USD ($)
Business Acquisition [Line Items]
Intangible assets acquired	$ 555
Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 205
Finite-lived intangible assets acquired, estimated useful life	6 years
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 105
Trade names
Business Acquisition [Line Items]
Indefinite-lived intangible assets acquired	220
Licenses
Business Acquisition [Line Items]
Indefinite-lived intangible assets acquired	$ 25
Minimum [Member] | Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired, estimated useful life	5 years
Maximum | Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired, estimated useful life	30 years